Related Party Balances and Transactions - Schedule of Amount Due from/(to) a Director (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Amount Due from/(to) a Director [Line Items]
Amount due from a director	$ (260,416)
Amounts due to a director
Mr. Shek Kin Pong [Member]
Schedule of Amount Due from/(to) a Director [Line Items]
Nature	Fund transfer
Amount due from a director	$ (260,416)
Amounts due to a director